CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 17,837	$ 24,449
Prepaid expenses and other current assets	1,235	1,069
Current assets of discontinued operations	881	313
Total current assets	19,953	25,831
Property, plant and equipment (net)	140	167
Long-term assets of discontinued operations	433
Total assets	20,526	25,998
Current liabilities:
Accounts payable	1,642	1,717
Accrued liabilities and other current liabilities	4,127	4,183
Economic rights	1,070	71
Other liabilities measured at fair value	20	71
Current liabilities of discontinued operations	438	527
Total current liabilities	7,297	6,498
Total liabilities	7,297	6,498
Stockholders' equity:
Preferred stock, $0.001 par value; 5,000,000 shares authorized at December 31, 2011 and September 30, 2012; 1,213,142 shares issued and outstanding at December 31, 2011 and September 30, 2012. Aggregate preference in liquidation of $13,708,505 and $14,254,419 at December 31, 2011 and September 30, 2012, respectively	1	1
Common stock, $0.001 par value; 100,000,000 shares authorized at December 31, 2011 and September 30, 2012; 7,745,779 and 8,434,292 shares issued and outstanding at December 31, 2011 and September 30, 2012, respectively	8	8
Additional paid-in capital	278,655	276,498
Accumulated other comprehensive loss	51	57
Deficit accumulated during the development stage	(265,486)	(257,064)
Total stockholders' equity	13,229	19,500
Total liabilities and stockholders' equity	$ 20,526	$ 25,998